Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands	May 29, 2026	Mar. 13, 2026	Jan. 05, 2026
Omnetics Connector Corporation
Subsequent Event [Line Items]
Percentage of equity interest from acquisition	100.00%
Total consideration	$ 770,000
Business combination consideration transferred	$ 770,000
Micro-Tronics
Subsequent Event [Line Items]
Percentage of equity interest from acquisition			100.00%
Total consideration			$ 71,609
Business combination acquisition date			Jan. 05, 2026
Business combination consideration transferred			$ 71,609
Payment to acquire business			25,000
Subsequent Event
Subsequent Event [Line Items]
Subsequent events evaluation through date		Mar. 13, 2026
Subsequent Event | Micro-Tronics
Subsequent Event [Line Items]
Total consideration			$ 71,608
Business combination acquisition date			Jan. 05, 2026
Business combination consideration transferred			$ 71,608
Payment to acquire business			25,000
Business acquisition cost			$ 644